Stock-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 37,454	$ 19,685	$ 99,870	$ 60,936	$ 42,936
Technology and product development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	11,616	6,061	28,271	16,107	7,872
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	2,445	1,121	8,045	4,192	2,301
Cost of operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	1,481	1,671	6,067	1,678	1,841
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 21,912	$ 10,832	$ 57,487	$ 38,959	$ 30,922